Reclamation deposits (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of reclamation deposits

$
Balance as of December 31, 2024	9,839,371
Finance income	295,465
Release on sale of Mineral Ridge (Note 5)	(9,000,000)
Balance as of December 31, 2025	1,134,836
Finance income	20,084
Balance as of June 30, 2026	1,154,920